Disclosure of detailed information about valuation assumptions for embedded derivatives (Details) - Convertible Notes [Member] - $ / shares	Nov. 30, 2019	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Share Price (USD)	$ 1.35	$ 1.99
Volatility	80.90%	80.90%
Risk free rate	1.55%	1.55%
Credit spread	15.11%	15.11%
All-in rate	16.66%	16.66%